UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 33-23444

Name of Registrant: Vanguard Malvern Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1: Schedule of Investments

Vanguard Asset Allocation Fund

Schedule of Investments

As of June 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (72.9%)[1]
Consumer Discretionary (7.8%)
McDonald's Corp.	583,318	49,185
Walt Disney Co.	1,060,241	41,392
* Amazon.com Inc.	199,541	40,804
Comcast Corp. Class A	1,545,261	39,157
Home Depot Inc.	894,435	32,397
* Ford Motor Co.	2,111,389	29,116
News Corp. Class A	1,270,789	22,493
* DIRECTV Class A	432,231	21,966
Time Warner Inc.	601,142	21,864
NIKE Inc. Class B	212,650	19,134
Target Corp.	387,472	18,176
Lowe's Cos. Inc.	736,486	17,168
Viacom Inc. Class B	328,618	16,760
Starbucks Corp.	416,756	16,458
Johnson Controls Inc.	373,547	15,562
Time Warner Cable Inc.	192,646	15,034
Yum! Brands Inc.	261,495	14,445
* priceline.com Inc.	27,695	14,178
TJX Cos. Inc.	219,755	11,544
Coach Inc.	167,704	10,721
CBS Corp. Class B	373,804	10,650
Carnival Corp.	240,853	9,063
* Bed Bath & Beyond Inc.	140,437	8,197
Kohl's Corp.	162,115	8,107
Omnicom Group Inc.	159,487	7,681
McGraw-Hill Cos. Inc.	170,875	7,161
Macy's Inc.	232,773	6,806
* Discovery Communications Inc. Class A	159,624	6,538
Staples Inc.	406,097	6,416
* Netflix Inc.	24,269	6,375
Wynn Resorts Ltd.	41,705	5,986
Starwood Hotels & Resorts Worldwide Inc.	104,586	5,861
Best Buy Co. Inc.	185,532	5,828
Limited Brands Inc.	147,759	5,681
Marriott International Inc./DE Class A	158,838	5,637
Tiffany & Co.	69,143	5,429
Ross Stores Inc.	67,123	5,378
Fortune Brands Inc.	84,147	5,366
Harley-Davidson Inc.	130,489	5,346
* Chipotle Mexican Grill Inc. Class A	17,320	5,338
Mattel Inc.	192,694	5,297
* O'Reilly Automotive Inc.	79,985	5,240
VF Corp.	47,723	5,181
Polo Ralph Lauren Corp. Class A	36,180	4,798
Genuine Parts Co.	87,887	4,781
Cablevision Systems Corp. Class A	129,011	4,672
Nordstrom Inc.	94,317	4,427
* AutoZone Inc.	15,005	4,424
JC Penney Co. Inc.	122,363	4,226

	Gap Inc.	228,937	4,144
*	CarMax Inc.	122,942	4,066
	Darden Restaurants Inc.	76,737	3,819
	Family Dollar Stores Inc.	69,411	3,648
	Whirlpool Corp.	43,209	3,514
	Interpublic Group of Cos. Inc.	279,999	3,500
	Wyndham Worldwide Corp.	101,851	3,427
	Hasbro Inc.	77,251	3,394
	Expedia Inc.	115,224	3,340
	Abercrombie & Fitch Co.	49,625	3,321
*	Apollo Group Inc. Class A	72,437	3,164
	International Game Technology	170,339	2,995
	H&R Block Inc.	174,774	2,803
	Scripps Networks Interactive Inc. Class A	50,635	2,475
	Newell Rubbermaid Inc.	155,930	2,461
*	Goodyear Tire & Rubber Co.	129,568	2,173
	DeVry Inc.	36,273	2,145
*	GameStop Corp. Class A	80,287	2,141
	Leggett & Platt Inc.	86,438	2,107
*	Urban Outfitters Inc.	70,622	1,988
	Gannett Co. Inc.	131,794	1,887
	DR Horton Inc.	154,305	1,778
*,^ Sears Holdings Corp.		24,397	1,743
	Harman International Industries Inc.	36,189	1,649
	Lennar Corp. Class A	85,189	1,546
	Washington Post Co. Class B	3,290	1,378
*	Pulte Group Inc.	179,375	1,374
*	Big Lots Inc.	40,417	1,340
*,^ AutoNation Inc.		36,346	1,331
			718,095
Consumer Staples (7.8%)
	Procter & Gamble Co.	1,564,064	99,428
	Coca-Cola Co.	1,278,163	86,008
	Philip Morris International Inc.	995,745	66,486
	PepsiCo Inc.	883,096	62,196
	Wal-Mart Stores Inc.	1,072,681	57,002
	Kraft Foods Inc.	981,871	34,591
	Altria Group Inc.	1,167,124	30,824
	CVS Caremark Corp.	763,414	28,689
	Colgate-Palmolive Co.	275,405	24,073
	Walgreen Co.	514,942	21,864
	Costco Wholesale Corp.	242,498	19,701
	Kimberly-Clark Corp.	220,939	14,706
	General Mills Inc.	355,548	13,234
	Archer-Daniels-Midland Co.	379,912	11,454
	Sysco Corp.	326,535	10,181
	HJ Heinz Co.	179,757	9,578
	Lorillard Inc.	80,950	8,813
	Kroger Co.	342,386	8,491
	Kellogg Co.	140,480	7,771
	Mead Johnson Nutrition Co.	113,313	7,654
	Reynolds American Inc.	190,375	7,053
	Avon Products Inc.	242,349	6,786
	Estee Lauder Cos. Inc. Class A	62,688	6,594
	Sara Lee Corp.	343,140	6,516
	ConAgra Foods Inc.	230,143	5,940
	Coca-Cola Enterprises Inc.	181,730	5,303

Dr Pepper Snapple Group Inc.	126,193	5,291
Whole Foods Market Inc.	83,228	5,281
JM Smucker Co.	68,439	5,232
Clorox Co.	75,500	5,092
Hershey Co.	87,378	4,967
Safeway Inc.	201,159	4,701
Brown-Forman Corp. Class B	58,743	4,388
Molson Coors Brewing Co. Class B	86,477	3,869
McCormick & Co. Inc.	73,310	3,634
Campbell Soup Co.	103,480	3,575
Tyson Foods Inc. Class A	168,603	3,274
Hormel Foods Corp.	79,750	2,377
* Constellation Brands Inc. Class A	101,033	2,104
* Dean Foods Co.	103,594	1,271
SUPERVALU Inc.	114,301	1,076
		717,068
Energy (9.2%)
Exxon Mobil Corp.	2,757,297	224,389
Chevron Corp.	1,123,920	115,584
Schlumberger Ltd.	761,168	65,765
ConocoPhillips	792,310	59,574
Occidental Petroleum Corp.	454,243	47,259
Apache Corp.	214,193	26,429
Halliburton Co.	507,447	25,880
Anadarko Petroleum Corp.	276,706	21,240
Marathon Oil Corp.	396,510	20,888
Devon Energy Corp.	237,511	18,718
National Oilwell Varco Inc.	233,659	18,274
Baker Hughes Inc.	242,685	17,609
EOG Resources Inc.	149,572	15,638
Hess Corp.	167,384	12,514
Chesapeake Energy Corp.	363,518	10,793
Williams Cos. Inc.	328,527	9,938
Spectra Energy Corp.	359,927	9,866
Peabody Energy Corp.	151,473	8,923
Noble Energy Inc.	97,042	8,698
El Paso Corp.	426,315	8,612
* Southwestern Energy Co.	195,637	8,389
Valero Energy Corp.	315,466	8,066
Murphy Oil Corp.	106,721	7,007
* Cameron International Corp.	134,877	6,783
* FMC Technologies Inc.	136,507	6,114
Consol Energy Inc.	124,205	6,021
* Alpha Natural Resources Inc.	126,016	5,726
Pioneer Natural Resources Co.	63,700	5,706
Noble Corp.	142,895	5,631
* Newfield Exploration Co.	74,314	5,055
Range Resources Corp.	88,293	4,900
* Denbury Resources Inc.	223,215	4,464
EQT Corp.	82,865	4,352
QEP Resources Inc.	98,809	4,133
Helmerich & Payne Inc.	59,537	3,937
* Nabors Industries Ltd.	157,581	3,883
Cabot Oil & Gas Corp.	57,571	3,818
Sunoco Inc.	68,233	2,846
Diamond Offshore Drilling Inc.	38,857	2,736
* Rowan Cos. Inc.	65,872	2,557

* Tesoro Corp.	78,059	1,788
		850,503
Financials (11.0%)
JPMorgan Chase & Co.	2,221,071	90,931
Wells Fargo & Co.	2,956,100	82,948
* Berkshire Hathaway Inc. Class B	966,564	74,802
Citigroup Inc.	1,631,852	67,950
Bank of America Corp.	5,650,519	61,930
Goldman Sachs Group Inc.	290,224	38,626
American Express Co.	585,640	30,278
US Bancorp	1,068,117	27,248
MetLife Inc.	587,460	25,772
Morgan Stanley	861,364	19,820
Simon Property Group Inc.	165,600	19,248
Bank of New York Mellon Corp.	692,624	17,745
PNC Financial Services Group Inc.	294,661	17,565
Prudential Financial Inc.	270,457	17,198
Travelers Cos. Inc.	235,796	13,766
Capital One Financial Corp.	252,743	13,059
State Street Corp.	278,226	12,545
ACE Ltd.	189,142	12,449
Aflac Inc.	262,065	12,233
CME Group Inc.	37,016	10,794
Franklin Resources Inc.	82,185	10,790
BB&T Corp.	388,414	10,425
Chubb Corp.	165,550	10,365
BlackRock Inc.	53,308	10,225
Equity Residential	163,601	9,816
AON Corp.	184,510	9,465
Marsh & McLennan Cos. Inc.	301,859	9,415
Allstate Corp.	297,264	9,075
Charles Schwab Corp.	545,092	8,967
Public Storage	78,044	8,898
Boston Properties Inc.	81,031	8,602
T Rowe Price Group Inc.	142,387	8,592
ProLogis Inc.	236,251	8,467
Vornado Realty Trust	88,988	8,292
Discover Financial Services	308,979	8,265
HCP Inc.	224,888	8,251
Progressive Corp.	372,818	7,971
Ameriprise Financial Inc.	137,314	7,920
SunTrust Banks Inc.	298,275	7,696
Loews Corp.	175,165	7,373
American International Group Inc.	243,155	7,129
Fifth Third Bancorp	513,024	6,541
Hartford Financial Services Group Inc.	246,228	6,493
Weyerhaeuser Co.	295,429	6,458
Host Hotels & Resorts Inc.	378,678	6,419
Northern Trust Corp.	136,951	6,294
AvalonBay Communities Inc.	48,585	6,238
M&T Bank Corp.	69,865	6,145
Invesco Ltd.	257,712	6,030
Principal Financial Group Inc.	182,583	5,554
* IntercontinentalExchange Inc.	40,989	5,112
Lincoln National Corp.	176,820	5,038
NYSE Euronext	146,503	5,021
Health Care REIT Inc.	95,117	4,987

SLM Corp.	292,448	4,916
Ventas Inc.	89,650	4,725
Unum Group	174,914	4,457
Regions Financial Corp.	700,100	4,341
Moody's Corp.	110,221	4,227
KeyCorp	501,152	4,175
Kimco Realty Corp.	220,133	4,103
* CB Richard Ellis Group Inc. Class A	160,605	4,033
XL Group plc Class A	178,044	3,913
Plum Creek Timber Co. Inc.	92,741	3,760
Leucadia National Corp.	109,581	3,737
Comerica Inc.	96,734	3,344
Huntington Bancshares Inc./OH	473,964	3,109
Torchmark Corp.	44,806	2,874
* Genworth Financial Inc. Class A	277,939	2,857
Legg Mason Inc.	84,697	2,775
People's United Financial Inc.	203,180	2,731
Cincinnati Financial Corp.	93,433	2,726
Hudson City Bancorp Inc.	291,851	2,390
Zions Bancorporation	96,343	2,313
Marshall & Ilsley Corp.	284,547	2,268
Assurant Inc.	58,259	2,113
* NASDAQ OMX Group Inc.	79,206	2,004
* E*Trade Financial Corp.	123,145	1,699
Apartment Investment & Management Co.	64,348	1,643
First Horizon National Corp.	142,537	1,360
^ Federated Investors Inc. Class B	49,959	1,191
Janus Capital Group Inc.	88,800	838
		1,013,858
Health Care (8.5%)
Johnson & Johnson	1,532,178	101,920
Pfizer Inc.	4,424,995	91,155
Merck & Co. Inc.	1,725,135	60,880
Abbott Laboratories	868,374	45,694
UnitedHealth Group Inc.	611,131	31,522
* Amgen Inc.	519,556	30,316
Bristol-Myers Squibb Co.	952,211	27,576
Medtronic Inc.	594,542	22,908
Eli Lilly & Co.	569,096	21,358
Baxter International Inc.	323,881	19,332
* Gilead Sciences Inc.	445,387	18,443
WellPoint Inc.	206,246	16,246
* Express Scripts Inc.	295,869	15,971
* Celgene Corp.	262,690	15,845
Covidien plc	274,117	14,591
* Biogen Idec Inc.	134,582	14,390
Allergan Inc.	171,680	14,292
* Thermo Fisher Scientific Inc.	217,345	13,995
* Medco Health Solutions Inc.	227,122	12,837
McKesson Corp.	142,270	11,901
Stryker Corp.	187,400	10,999
Becton Dickinson and Co.	124,092	10,693
* Agilent Technologies Inc.	191,842	9,805
Aetna Inc.	214,414	9,454
Cardinal Health Inc.	197,832	8,986
St. Jude Medical Inc.	182,712	8,712
* Intuitive Surgical Inc.	21,810	8,116

CIGNA Corp.	153,812	7,911
Humana Inc.	92,890	7,481
* Zimmer Holdings Inc.	111,100	7,022
AmerisourceBergen Corp. Class A	157,098	6,504
* Forest Laboratories Inc.	158,445	6,233
* Mylan Inc.	243,689	6,012
* Boston Scientific Corp.	856,885	5,921
* Edwards Lifesciences Corp.	64,087	5,587
* Laboratory Corp. of America Holdings	57,612	5,576
* Life Technologies Corp.	103,687	5,399
CR Bard Inc.	47,919	5,264
* Hospira Inc.	92,808	5,258
Quest Diagnostics Inc.	86,382	5,105
* Waters Corp.	50,866	4,870
* Watson Pharmaceuticals Inc.	69,176	4,754
* Cerner Corp.	76,776	4,692
* DaVita Inc.	53,694	4,650
* Varian Medical Systems Inc.	65,568	4,591
* Cephalon Inc.	42,653	3,408
* CareFusion Corp.	122,668	3,333
DENTSPLY International Inc.	80,277	3,057
* Coventry Health Care Inc.	80,546	2,938
Patterson Cos. Inc.	53,421	1,757
PerkinElmer Inc.	63,057	1,697
* Tenet Healthcare Corp.	248,088	1,548
		788,505
Industrials (8.2%)
General Electric Co.	5,929,363	111,828
United Technologies Corp.	514,232	45,515
United Parcel Service Inc. Class B	551,302	40,206
Caterpillar Inc.	360,008	38,326
3M Co.	396,685	37,626
Boeing Co.	409,506	30,275
Union Pacific Corp.	274,588	28,667
Honeywell International Inc.	436,099	25,987
Emerson Electric Co.	418,962	23,567
Deere & Co.	234,507	19,335
FedEx Corp.	174,927	16,592
CSX Corp.	618,462	16,216
Danaher Corp.	300,129	15,904
Illinois Tool Works Inc.	279,147	15,769
General Dynamics Corp.	207,301	15,448
Norfolk Southern Corp.	201,101	15,068
Precision Castparts Corp.	79,776	13,135
Tyco International Ltd.	264,711	13,085
Lockheed Martin Corp.	159,459	12,911
Cummins Inc.	111,552	11,545
Northrop Grumman Corp.	162,889	11,296
PACCAR Inc.	204,032	10,424
Raytheon Co.	200,824	10,011
Waste Management Inc.	263,809	9,832
Eaton Corp.	185,820	9,560
Ingersoll-Rand plc	180,634	8,203
Parker Hannifin Corp.	90,633	8,133
CH Robinson Worldwide Inc.	92,323	7,279
Dover Corp.	103,209	6,998
Rockwell Automation Inc.	78,443	6,806

Stanley Black & Decker Inc.	92,395	6,657
Goodrich Corp.	69,367	6,625
Fluor Corp.	99,590	6,439
ITT Corp.	103,950	6,126
Expeditors International of Washington Inc.	117,438	6,012
Fastenal Co.	163,674	5,891
Rockwell Collins Inc.	89,402	5,515
Joy Global Inc.	57,747	5,500
L-3 Communications Holdings Inc.	62,485	5,464
Republic Services Inc. Class A	172,898	5,334
WW Grainger Inc.	32,034	4,922
Southwest Airlines Co.	427,380	4,881
* Stericycle Inc.	49,590	4,419
Roper Industries Inc.	51,998	4,331
Pall Corp.	67,089	3,772
Iron Mountain Inc.	106,670	3,636
Textron Inc.	151,564	3,578
Flowserve Corp.	31,106	3,418
* Jacobs Engineering Group Inc.	68,138	2,947
Pitney Bowes Inc.	117,497	2,701
Cintas Corp.	75,509	2,494
Masco Corp.	199,331	2,398
Equifax Inc.	68,337	2,373
* Quanta Services Inc.	115,452	2,332
Robert Half International Inc.	85,929	2,323
RR Donnelley & Sons Co.	117,211	2,299
Dun & Bradstreet Corp.	29,469	2,226
Avery Dennison Corp.	57,490	2,221
Snap-on Inc.	34,195	2,136
Ryder System Inc.	27,784	1,580
		756,097
Information Technology (13.0%)
* Apple Inc.	516,772	173,465
International Business Machines Corp.	677,865	116,288
Microsoft Corp.	4,147,203	107,827
Oracle Corp.	2,171,899	71,477
* Google Inc. Class A	140,507	71,150
Intel Corp.	2,981,631	66,073
Qualcomm Inc.	931,931	52,924
Cisco Systems Inc.	3,077,967	48,047
Hewlett-Packard Co.	1,169,374	42,565
* EMC Corp.	1,154,602	31,809
Visa Inc. Class A	269,353	22,696
Texas Instruments Inc.	657,977	21,601
* eBay Inc.	638,449	20,603
Mastercard Inc. Class A	52,936	15,952
Corning Inc.	875,095	15,883
* Dell Inc.	934,066	15,571
Automatic Data Processing Inc.	274,698	14,471
* Cognizant Technology Solutions Corp. Class A	167,744	12,302
* Yahoo! Inc.	731,400	11,000
* NetApp Inc.	204,983	10,819
* Salesforce.com Inc.	67,187	10,010
Applied Materials Inc.	741,553	9,648
* Juniper Networks Inc.	298,015	9,387
* Adobe Systems Inc.	286,025	8,995
Broadcom Corp. Class A	264,363	8,893

*	Motorola Solutions Inc.	186,950	8,607
*	Symantec Corp.	429,437	8,469
*	Citrix Systems Inc.	104,529	8,362
	Altera Corp.	174,585	8,092
*	Intuit Inc.	154,064	7,990
	Xerox Corp.	759,260	7,904
	Western Union Co.	364,943	7,310
	Analog Devices Inc.	164,650	6,444
	Paychex Inc.	182,709	5,613
*	Teradata Corp.	92,522	5,570
*	BMC Software Inc.	98,234	5,373
*	NVIDIA Corp.	333,273	5,311
*	SanDisk Corp.	127,695	5,299
	Amphenol Corp. Class A	98,013	5,292
	Xilinx Inc.	143,329	5,227
*	Fiserv Inc.	82,964	5,196
*	Autodesk Inc.	130,193	5,025
*	F5 Networks Inc.	44,707	4,929
	CA Inc.	214,372	4,896
*	Red Hat Inc.	104,894	4,815
*	Western Digital Corp.	127,532	4,640
	Fidelity National Information Services Inc.	144,459	4,448
*	Electronic Arts Inc.	186,015	4,390
	Linear Technology Corp.	127,263	4,202
*,^ First Solar Inc.		29,974	3,965
	Microchip Technology Inc.	103,495	3,924
	KLA-Tencor Corp.	94,988	3,845
*	Micron Technology Inc.	489,056	3,658
*	Motorola Mobility Holdings Inc.	163,566	3,605
	Harris Corp.	74,778	3,370
	Computer Sciences Corp.	87,862	3,335
	National Semiconductor Corp.	134,485	3,310
	VeriSign Inc.	98,589	3,299
*	Akamai Technologies Inc.	98,464	3,099
	FLIR Systems Inc.	87,634	2,954
*	SAIC Inc.	159,167	2,677
*	LSI Corp.	366,698	2,611
*	Advanced Micro Devices Inc.	325,376	2,274
	Jabil Circuit Inc.	105,400	2,129
*	JDS Uniphase Corp.	123,848	2,063
	Molex Inc.	78,780	2,030
*	Novellus Systems Inc.	48,311	1,746
	Total System Services Inc.	88,566	1,646
*	Teradyne Inc.	109,119	1,615
*	Lexmark International Inc. Class A	45,931	1,344
*	Compuware Corp.	131,649	1,285
*	MEMC Electronic Materials Inc.	130,537	1,113
*	Monster Worldwide Inc.	70,416	1,032
	Tellabs Inc.	212,088	978
			1,195,767
Materials (2.7%)
	EI du Pont de Nemours & Co.	518,839	28,043
	Freeport-McMoRan Copper & Gold Inc.	525,182	27,782
	Dow Chemical Co.	651,649	23,459
	Monsanto Co.	298,450	21,650
	Praxair Inc.	168,800	18,296
	Newmont Mining Corp.	275,272	14,857

Air Products & Chemicals Inc.	119,598	11,431
Alcoa Inc.	591,215	9,377
PPG Industries Inc.	90,455	8,213
Cliffs Natural Resources Inc.	80,256	7,420
Nucor Corp.	178,584	7,361
Ecolab Inc.	128,135	7,224
International Paper Co.	242,261	7,224
CF Industries Holdings Inc.	39,170	5,549
Sigma-Aldrich Corp.	69,357	5,090
Sherwin-Williams Co.	51,272	4,300
Eastman Chemical Co.	41,357	4,221
Ball Corp.	95,872	3,687
United States Steel Corp.	79,770	3,673
Allegheny Technologies Inc.	57,085	3,623
FMC Corp.	40,958	3,523
MeadWestvaco Corp.	97,485	3,247
International Flavors & Fragrances Inc.	46,136	2,964
Airgas Inc.	42,049	2,945
Vulcan Materials Co.	70,368	2,711
* Owens-Illinois Inc.	92,339	2,383
Sealed Air Corp.	87,318	2,077
Bemis Co. Inc.	61,177	2,067
AK Steel Holding Corp.	61,068	963
Titanium Metals Corp.	50,505	925
		246,285
Telecommunication Services (2.2%)
AT&T Inc.	3,310,363	103,978
Verizon Communications Inc.	1,575,066	58,640
CenturyLink Inc.	335,080	13,547
* American Tower Corp. Class A	224,445	11,745
* Sprint Nextel Corp.	1,692,360	9,122
Frontier Communications Corp.	560,905	4,527
Windstream Corp.	283,068	3,669
* MetroPCS Communications Inc.	149,326	2,570
		207,798
Utilities (2.5%)
Southern Co.	468,854	18,932
Exelon Corp.	370,742	15,883
Dominion Resources Inc.	325,601	15,717
Duke Energy Corp.	739,476	13,924
NextEra Energy Inc.	234,617	13,481
FirstEnergy Corp.	236,362	10,435
American Electric Power Co. Inc.	270,768	10,203
Public Service Enterprise Group Inc.	283,550	9,255
PG&E Corp.	218,633	9,189
PPL Corp.	315,140	8,770
Consolidated Edison Inc.	163,119	8,684
Progress Energy Inc.	163,437	7,847
Sempra Energy	134,932	7,135
Edison International	182,850	7,085
Entergy Corp.	101,582	6,936
Xcel Energy Inc.	261,040	6,343
DTE Energy Co.	94,390	4,721
* AES Corp.	366,878	4,674
CenterPoint Energy Inc.	227,494	4,402
Constellation Energy Group Inc.	115,482	4,384
Oneok Inc.	57,757	4,275

Wisconsin Energy Corp.			135,723	4,255
Ameren Corp.			134,935	3,892
* NRG Energy Inc.			144,994	3,564
Northeast Utilities			99,861	3,512
NiSource Inc.			155,644	3,152
CMS Energy Corp.			139,600	2,749
Pinnacle West Capital Corp.			58,519	2,609
Pepco Holdings Inc.			129,242	2,537
SCANA Corp.			63,542	2,502
TECO Energy Inc.			119,549	2,258
Integrys Energy Group Inc.			43,192	2,239
Nicor Inc.			22,319	1,222
				226,766
Total Common Stocks (Cost $3,846,426)				6,720,742
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (27.1%)[1]
Money Market Fund (24.0%)
[2,3] Vanguard Market Liquidity Fund	0.140%		2,221,128,035	2,221,128

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commercial Paper (1.4%)
Bank of Nova Scotia	0.100%	7/8/11	22,500	22,499
Bank of Nova Scotia	0.140%	8/17/11	5,000	4,999
Canadian Wheat Board	0.040%	7/11/11	12,500	12,500
Lloyds TSB Bank PLC	0.195%	7/5/11	20,000	20,000
Nestle Finance France SA	0.060%	7/18/11	2,000	2,000
Societe Generale N.A. Inc	0.200%	8/1/11	20,000	19,997
Societe Generale N.A. Inc.	0.190%	7/8/11	20,000	19,999
Societe Generale N.A. Inc.	0.195%	7/22/11	1,350	1,350
Societe Generale N.A. Inc.	0.180%	8/5/11	16,000	15,997
Toyota Motor Credit Corp.	0.100%	7/15/11	7,600	7,600
				126,941
U.S. Government and Agency Obligations (1.7%)
4 United States Treasury Bill	0.020%–.046%	9/22/11	155,540	155,531
Total Temporary Cash Investments (Cost $2,503,592)				2,503,600
Total Investments (100.0%) (Cost $6,350,018)				9,224,342
Other Assets and Liabilities-Net (0.0%)[2]				3,402
Net Assets (100%)				9,227,744

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,641,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 Includes $5,703,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $1,050,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Asset Allocation Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,720,742	—	—
Temporary Cash Investments	2,221,128	282,472	—
Futures Contracts—Assets[1]	21,162	—	—
Total	8,963,032	282,472	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use S&P 500 Index and U.S. Treasury futures contracts, with the objectives of maintaining full exposure to the stock and bond markets, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying securities while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of securities held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Asset Allocation Fund

At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2011	24,960	1,641,744	44,492
S&P 500 Index	September 2011	2,593	852,773	22,660

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2011, the cost of investment securities for tax purposes was $6,350,018,000 Net unrealized appreciation of investment securities for tax purposes was $2,874,324,000, consisting of unrealized gains of $3,113,068,000 on securities that had risen in value since their purchase and $238,744,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard U.S. Value Fund

Schedule of Investments

As of June 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (8.3%)
CBS Corp. Class B	152,000	4,330
VF Corp.	34,800	3,778
Macy's Inc.	123,000	3,596
Time Warner Cable Inc.	41,400	3,231
Virgin Media Inc.	100,900	3,020
Dillard's Inc. Class A	57,500	2,998
Chico's FAS Inc.	186,200	2,836
* DISH Network Corp. Class A	89,530	2,746
* TRW Automotive Holdings Corp.	46,368	2,737
Walt Disney Co.	67,100	2,620
Foot Locker Inc.	107,200	2,547
Gannett Co. Inc.	131,700	1,886
Comcast Corp. Class A	56,389	1,429
Limited Brands Inc.	32,200	1,238
Brinker International Inc.	48,800	1,194
* Domino's Pizza Inc.	37,300	941
* Liberty Global Inc. Class A	18,800	847
Gap Inc.	45,450	823
* Ford Motor Co.	57,200	789
News Corp. Class A	40,300	713
Harman International Industries Inc.	14,100	642
Autoliv Inc.	5,700	447
Blyth Inc.	2,900	146
		45,534
Consumer Staples (7.6%)
Procter & Gamble Co.	196,569	12,496
Philip Morris International Inc.	58,500	3,906
Hormel Foods Corp.	111,100	3,312
Coca-Cola Enterprises Inc.	113,400	3,309
Sara Lee Corp.	169,900	3,226
Wal-Mart Stores Inc.	57,200	3,040
Walgreen Co.	66,300	2,815
Kroger Co.	93,800	2,326
Tyson Foods Inc. Class A	101,600	1,973
* Constellation Brands Inc. Class A	67,200	1,399
Kraft Foods Inc.	31,618	1,114
* Smithfield Foods Inc.	38,000	831
Whole Foods Market Inc.	11,462	727
CVS Caremark Corp.	15,100	568
B&G Foods Inc. Class A	25,000	516
Colgate-Palmolive Co.	3,000	262
		41,820
Energy (12.2%)
Chevron Corp.	168,330	17,311
ConocoPhillips	139,240	10,470
Apache Corp.	46,200	5,701
Marathon Oil Corp.	100,337	5,286

Devon Energy Corp.	66,900	5,272
Occidental Petroleum Corp.	44,700	4,651
Exxon Mobil Corp.	54,500	4,435
Hess Corp.	56,300	4,209
Valero Energy Corp.	148,440	3,796
Pioneer Natural Resources Co.	26,600	2,383
* Newfield Exploration Co.	17,500	1,190
El Paso Corp.	42,200	852
* Stone Energy Corp.	21,400	650
Chesapeake Energy Corp.	19,000	564
National Oilwell Varco Inc.	3,300	258
		67,028
Financials (26.6%)
JPMorgan Chase & Co.	363,640	14,887
Wells Fargo & Co.	387,423	10,871
Citigroup Inc.	187,261	7,798
* Berkshire Hathaway Inc. Class B	95,500	7,391
US Bancorp	242,800	6,194
Bank of America Corp.	484,076	5,306
PNC Financial Services Group Inc.	83,600	4,983
Capital One Financial Corp.	94,200	4,867
Travelers Cos. Inc.	80,255	4,685
American Express Co.	84,800	4,384
ACE Ltd.	64,000	4,213
Chubb Corp.	66,800	4,182
Ameriprise Financial Inc.	64,020	3,693
M&T Bank Corp.	36,500	3,210
Torchmark Corp.	48,400	3,104
KeyCorp	369,200	3,075
Reinsurance Group of America Inc. Class A	50,100	3,049
Fifth Third Bancorp	234,800	2,994
* Arch Capital Group Ltd.	91,000	2,905
* NASDAQ OMX Group Inc.	105,700	2,674
Progressive Corp.	116,800	2,497
American Financial Group Inc.	66,920	2,388
Goldman Sachs Group Inc.	17,617	2,345
Allied World Assurance Co. Holdings Ltd.	38,334	2,207
Vornado Realty Trust	23,459	2,186
Discover Financial Services	78,000	2,087
Cash America International Inc.	34,600	2,002
Kimco Realty Corp.	89,600	1,670
Commerce Bancshares Inc.	35,600	1,531
SunTrust Banks Inc.	59,300	1,530
* Forest City Enterprises Inc. Class A	81,800	1,527
Taubman Centers Inc.	24,300	1,439
CBL & Associates Properties Inc.	78,200	1,418
Plum Creek Timber Co. Inc.	34,100	1,382
Rayonier Inc.	21,000	1,372
* American Capital Ltd.	136,000	1,351
Ashford Hospitality Trust Inc.	104,900	1,306
Pennsylvania REIT	82,767	1,300
Public Storage	11,300	1,288
Sun Communities Inc.	33,200	1,239
Camden Property Trust	16,800	1,069
Franklin Resources Inc.	8,000	1,050

Ventas Inc.	15,900	838
Hospitality Properties Trust	33,000	800
Potlatch Corp.	22,200	783
Nelnet Inc. Class A	34,700	766
* World Acceptance Corp.	10,300	675
NYSE Euronext	15,100	518
Lexington Realty Trust	55,200	504
Annaly Capital Management Inc.	23,900	431
RLI Corp.	3,500	217
Equity Residential	1,800	108
WesBanco Inc.	3,621	71
HCP Inc.	1,400	51
		146,411
Health Care (12.6%)
Pfizer Inc.	544,125	11,209
Johnson & Johnson	129,650	8,624
UnitedHealth Group Inc.	138,700	7,154
Bristol-Myers Squibb Co.	227,200	6,580
Merck & Co. Inc.	146,701	5,177
Eli Lilly & Co.	124,800	4,684
CIGNA Corp.	81,420	4,187
Humana Inc.	50,700	4,083
* Forest Laboratories Inc.	98,900	3,891
* Biogen Idec Inc.	29,800	3,186
McKesson Corp.	37,500	3,137
* Charles River Laboratories International Inc.	68,100	2,768
* AMERIGROUP Corp.	24,600	1,734
* Amgen Inc.	21,900	1,278
AmerisourceBergen Corp. Class A	23,900	990
* Cephalon Inc.	5,600	447
Invacare Corp.	8,800	292
* Jazz Pharmaceuticals Inc.	5,400	180
* Par Pharmaceutical Cos. Inc.	2,200	73
		69,674
Industrials (9.6%)
General Electric Co.	822,340	15,509
Northrop Grumman Corp.	62,700	4,348
Eaton Corp.	74,600	3,838
Parker Hannifin Corp.	40,000	3,590
Dover Corp.	47,700	3,234
CSX Corp.	121,900	3,196
Timken Co.	61,500	3,100
* Hertz Global Holdings Inc.	156,600	2,487
Deere & Co.	25,000	2,061
* Alaska Air Group Inc.	24,650	1,688
General Dynamics Corp.	20,000	1,490
Joy Global Inc.	13,500	1,286
* AGCO Corp.	23,800	1,175
Cummins Inc.	10,100	1,045
Deluxe Corp.	41,800	1,033
Avery Dennison Corp.	21,600	834
Pitney Bowes Inc.	34,600	795
Waste Connections Inc.	22,500	714
Towers Watson & Co. Class A	8,000	526

Union Pacific Corp.	3,400	355
* Esterline Technologies Corp.	4,200	321
* EnerSys	8,900	306
Southwest Airlines Co.	21,100	241
		53,172
Information Technology (7.9%)
Intel Corp.	239,000	5,296
* Motorola Solutions Inc.	88,742	4,086
* Dell Inc.	197,400	3,291
Microsoft Corp.	120,700	3,138
Cisco Systems Inc.	195,900	3,058
* Vishay Intertechnology Inc.	178,300	2,682
Hewlett-Packard Co.	67,800	2,468
* Motorola Mobility Holdings Inc.	103,487	2,281
* Atmel Corp.	144,300	2,030
* Fiserv Inc.	31,700	1,985
* Take-Two Interactive Software Inc.	116,100	1,774
* Booz Allen Hamilton Holding Corp.	82,300	1,573
* Lexmark International Inc. Class A	49,000	1,434
* Freescale Semiconductor Holdings I Ltd.	66,300	1,219
* Fairchild Semiconductor International Inc. Class A	63,900	1,068
* NCR Corp.	55,500	1,048
* Advanced Micro Devices Inc.	126,900	887
* Novellus Systems Inc.	20,200	730
* Unisys Corp.	26,000	668
* Electronic Arts Inc.	26,500	625
* Teradata Corp.	9,600	578
* Entegris Inc.	56,000	567
International Business Machines Corp.	2,000	343
United Online Inc.	48,824	294
Jabil Circuit Inc.	14,200	287
* RF Micro Devices Inc.	46,800	287
		43,697
Materials (3.4%)
EI du Pont de Nemours & Co.	60,800	3,286
Eastman Chemical Co.	31,400	3,205
PPG Industries Inc.	26,800	2,433
Ashland Inc.	33,610	2,172
Dow Chemical Co.	58,400	2,103
Domtar Corp.	17,100	1,620
Buckeye Technologies Inc.	57,637	1,555
International Paper Co.	35,100	1,047
Cabot Corp.	22,100	881
* Ferro Corp.	32,000	430
Boise Inc.	31,600	246
		18,978
Telecommunication Services (4.9%)
AT&T Inc.	516,310	16,217
Verizon Communications Inc.	245,202	9,129
CenturyLink Inc.	46,357	1,874
		27,220
Utilities (6.5%)
Entergy Corp.	52,000	3,550
Northeast Utilities	94,900	3,338

Pinnacle West Capital Corp.			70,200	3,129
Pepco Holdings Inc.			157,500	3,092
TECO Energy Inc.			162,900	3,077
CMS Energy Corp.			155,000	3,052
Ameren Corp.			97,100	2,800
Integrys Energy Group Inc.			53,200	2,758
Southwest Gas Corp.			64,625	2,495
Unisource Energy Corp.			64,022	2,390
Atmos Energy Corp.			63,900	2,125
NV Energy Inc.			109,700	1,684
Alliant Energy Corp.			40,300	1,639
NorthWestern Corp.			17,700	586
				35,715
Total Common Stocks (Cost $481,414)				549,249
	Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund	0.140%		1,118,914	1,119

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
[3,4] Federal Home Loan Bank Discount Notes	0.050%	8/5/11	200	200
3 Federal Home Loan Bank Discount Notes	0.080%	8/24/11	1,300	1,300
				1,500
Total Temporary Cash Investments (Cost $2,619)				2,619
Total Investments (100.1%) (Cost $484,033)				551,868
Other Assets and Liabilities-Net (-0.1%)				(304)
Net Assets (100%)				551,564
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

U.S. Value Fund

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3

Investments	($000)	($000)	($000)
Common Stocks	549,249	—	—
Temporary Cash Investments	1,119	1,500	—
Futures Contracts—Assets[1]	19	—	—
Total	550,387	1,500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

U.S. Value Fund

					($000)
		Number of	Aggregate Settlement		Unrealized
		Long (Short )	Value	Long	Appreciation
Futures Contracts	Expiration	Contracts		(Short)	(Depreciation)
S&P 500 Index	September 2011	4		1,315	33
E-mini S&P 500 Index	September 2011	14		921	22

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2011, the cost of investment securities for tax purposes was $484,032,000. Net unrealized appreciation of investment securities for tax purposes was $67,836,000, consisting of unrealized gains of $83,540,000 on securities that had risen in value since their purchase and $15,704,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments
As of June 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)
Consumer Discretionary (11.5%)
	Brunswick Corp.	747,690	15,253
*	Dana Holding Corp.	608,040	11,127
1,* Buck Holdings LP Private Placement		NA	10,201
	Kohl's Corp.	182,900	9,147
*	Ford Motor Co.	611,760	8,436
	Lowe's Cos. Inc.	335,700	7,825
*,^ Coinstar Inc.		138,310	7,544
^	Pandora A/S	231,400	7,302
	Strayer Education Inc.	54,580	6,898
	DeVry Inc.	99,900	5,907
	Target Corp.	83,100	3,898
	Comcast Corp. Class A	137,600	3,487
*	Apollo Group Inc. Class A	79,200	3,460
	Thomas Cook Group plc	1,525,212	3,259
	MDC Holdings Inc.	107,400	2,646
	Expedia Inc.	79,100	2,293
			108,683
Consumer Staples (5.5%)
	Molson Coors Brewing Co. Class B	257,600	11,525
	Archer-Daniels-Midland Co.	272,900	8,228
	Kraft Foods Inc.	184,900	6,514
	Maple Leaf Foods Inc.	435,600	5,370
*	Green Mountain Coffee Roasters Inc.	55,970	4,996
	Sanderson Farms Inc.	93,000	4,444
	China Agri-Industries Holdings Ltd.	4,069,000	4,323
	Tyson Foods Inc. Class A	201,000	3,903
	Japan Tobacco Inc.	818	3,158
			52,461
Energy (14.1%)
*	Alpha Natural Resources Inc.	501,679	22,796
	Gazprom OAO ADR	1,391,130	20,308
	Chesapeake Energy Corp.	575,120	17,075
*	Cobalt International Energy Inc.	886,430	12,082
*	Southwestern Energy Co.	221,600	9,502
	Chevron Corp.	80,900	8,320
	Inpex Corp.	1,021	7,548
	Noble Corp.	129,700	5,112
	Statoil ASA ADR	180,300	4,589
^	Bourbon SA	96,187	4,189
	Consol Energy Inc.	85,200	4,131
	Canadian Natural Resources Ltd.	82,700	3,462
^	Frontline Ltd.	231,702	3,415
*	Venoco Inc.	223,390	2,846
	Apache Corp.	21,000	2,591
	Tsakos Energy Navigation Ltd.	253,000	2,530
*	Lone Pine Resources Inc.	219,000	2,326
*	Paladin Energy Ltd.	269,620	735

	Anadarko Petroleum Corp.	3,680	282
			133,839
Financials (25.1%)
	Wells Fargo & Co.	1,314,120	36,874
	Bank of America Corp.	3,059,457	33,532
	JPMorgan Chase & Co.	579,150	23,710
	BB&T Corp.	496,900	13,337
	Unum Group	402,400	10,253
	Everest Re Group Ltd.	115,300	9,426
*	Genworth Financial Inc. Class A	836,080	8,595
	Radian Group Inc.	2,001,100	8,465
	Reinsurance Group of America Inc. Class A	129,000	7,851
*	MGIC Investment Corp.	1,257,080	7,480
	Principal Financial Group Inc.	234,700	7,140
*	UBS AG	385,900	7,047
	Fidelity National Financial Inc. Class A	438,100	6,896
	ACE Ltd.	104,600	6,885
	BlackRock Inc.	33,600	6,445
*	UBS AG	327,520	5,977
	Ageas	1,911,350	5,177
*	ING Groep NV	410,020	5,053
*	Swiss Re Ltd.	67,682	3,800
	Platinum Underwriters Holdings Ltd.	110,600	3,676
	Barclays plc	837,835	3,437
	StanCorp Financial Group Inc.	76,900	3,244
*	PHH Corp.	142,600	2,926
	Banco Santander Brasil SA ADR	242,600	2,841
	Plum Creek Timber Co. Inc.	69,400	2,813
	HCP Inc.	70,400	2,583
	Ameriprise Financial Inc.	28,975	1,671
			237,134
Health Care (9.2%)
	Merck & Co. Inc.	451,000	15,916
*	Amgen Inc.	185,800	10,841
	Roche Holding AG	52,225	8,744
	Medtronic Inc.	222,200	8,561
*	Elan Corp. plc ADR	736,010	8,368
	UCB SA	172,577	7,755
*,^ Novavax Inc.		2,402,550	4,853
*	WuXi PharmaTech Cayman Inc. ADR	257,200	4,516
	Covidien plc	83,600	4,450
	Almirall SA	362,728	3,882
*	AVANIR Pharmaceuticals Inc.	913,600	3,070
*	Gilead Sciences Inc.	63,500	2,630
	CIGNA Corp.	50,300	2,587
	Teva Pharmaceutical Industries Ltd. ADR	18,730	903
			87,076
Industrials (8.6%)
*	Delta Air Lines Inc.	1,894,265	17,370
*	United Continental Holdings Inc.	587,900	13,304
*	Meritor Inc.	488,240	7,831
	General Dynamics Corp.	81,800	6,096
*	Navistar International Corp.	100,070	5,650
	AirAsia Bhd.	4,144,100	4,846
	Pentair Inc.	118,300	4,775
	L-3 Communications Holdings Inc.	53,400	4,670
	Lockheed Martin Corp.	52,600	4,259

	United Parcel Service Inc. Class B	50,700	3,697
	Toll Holdings Ltd.	678,639	3,540
*	United Rentals Inc.	104,800	2,662
*	Moog Inc. Class A	49,195	2,141
	Knight Transportation Inc.	54,900	933
			81,774
Information Technology (16.2%)
*	eBay Inc.	578,900	18,681
*	Cree Inc.	362,920	12,190
	Jabil Circuit Inc.	567,090	11,455
*	JDS Uniphase Corp.	648,220	10,799
*	Alcatel-Lucent ADR	1,869,510	10,787
	Western Union Co.	505,600	10,127
^	Nokia Oyj ADR	1,373,610	8,819
*	Finisar Corp.	436,750	7,875
	Oracle Corp.	222,630	7,327
*	Micron Technology Inc.	953,180	7,130
*	NVIDIA Corp.	410,460	6,541
	Broadcom Corp. Class A	154,500	5,197
*	Flextronics International Ltd.	766,100	4,918
	Cisco Systems Inc.	309,700	4,834
*	Booz Allen Hamilton Holding Corp.	245,667	4,695
*	Apple Inc.	13,930	4,676
	Paychex Inc.	130,300	4,003
	Harris Corp.	88,700	3,997
	Corning Inc.	197,200	3,579
	Microsoft Corp.	124,800	3,245
*	Avnet Inc.	63,100	2,012
			152,887
Materials (5.4%)
	Methanex Corp.	559,380	17,553
*	Louisiana-Pacific Corp.	1,045,240	8,508
	Mosaic Co.	100,330	6,795
	CRH plc	276,043	6,154
	HeidelbergCement AG	57,645	3,687
	Freeport-McMoRan Copper & Gold Inc.	43,250	2,288
*	Owens-Illinois Inc.	88,000	2,271
	Xstrata plc	98,020	2,159
	Vulcan Materials Co.	54,800	2,112
			51,527
Telecommunication Services (1.9%)
*	Sprint Nextel Corp.	2,367,800	12,763
*,^ Clearwire Corp. Class A		1,252,660	4,735
			17,498
Utilities (1.6%)
	Entergy Corp.	118,000	8,057
	NV Energy Inc.	460,400	7,067
			15,124
Total Common Stocks (Cost $892,969)			938,003

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.7%)
Money Market Fund (2.2%)
[2,3] Vanguard Market Liquidity Fund	0.140%		21,113,380	21,113

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.5%)
Credit Suisse Securities (USA) LLC
(Dated 06/30/11, Repurchase Value
$4,200,000, collateralized by U.S. Treasury
Note 3.375%, 11/15/19)	0.010%	7/1/11	4,200	4,200

Total Temporary Cash Investments (Cost $25,313)				25,313
Total Investments (101.8%) (Cost $918,282)				963,316
Other Assets and Liabilities-Net (-1.8%)[3]				(16,660)
Net Assets (100%)				946,656

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,529,000.
1 Restricted security represents 1.1% of net assets. Shares not applicable for this private placement.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $21,113,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Capital Value Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	812,770	115,032	10,201
Temporary Cash Investments	21,113	4,200	—
Total	833,883	119,232	10,201

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended June 30, 2011:

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of September 30, 2010	9,869
Transfers into Level 3	332
Balance as of June 30, 2011	10,201

D. At June 30, 2011, the cost of investment securities for tax purposes was $918,282,000. Net unrealized appreciation of investment securities for tax purposes was $45,034,000, consisting of unrealized gains of $102,728,000 on securities that had risen in value since their purchase and $57,694,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

VANGUARD MALVERN FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.